Inventories (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Opening balance		R$ 58,723	R$ 62,210	R$ 69,080
Additions		46,138	24,178	8,783
(Reversals)		(5,214)	(2,061)	(4,726)
Inventory losses	[1]	(15,598)	(25,604)	(10,927)
Closing balance		R$ 84,049	R$ 58,723	R$ 62,210

[1]	Refers substantially to physical books destroyed, previously provisioned, due to indication of damage or obsolescence caused by changes in the educational content during the school year.